Offerings - Offering: 1	Apr. 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.01 per share ("Class A Common Stock")
Amount Registered | shares	577,172
Proposed Maximum Offering Price per Unit	67.88
Maximum Aggregate Offering Price	$ 39,178,435.36
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,410.54
Offering Note	(1) This registration statement covers (i) 577,172 shares of Class A Common Stock of Moelis & Company (the "Company") that may be issued under the Moelis & Company 2024 Omnibus Incentive Plan (the "Plan") and (ii) pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), an indeterminate number of additional shares that may become issuable under the terms of the Plan by reason of any share split, share dividend, recapitalization or other similar transaction effected without the Company's receipt of consideration which results in an increase in the number of the outstanding shares of Class A Common Stock. (2) Calculated pursuant to Rule 457(c) and Rule 457(h) under the Securities Act based on a price of $67.88 per share, which is the average of the high and low price per share as reported by The New York Stock Exchange on April 24, 2026. (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.